T. ROWE PRICE Target 2040 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 21.0%
T. Rowe Price Funds:
New Income Fund  31,227 2,207 1,912 4,047,317 32,824
Limited Duration Inflation Focused
Bond Fund  16,365 2,421 1,074 3,831,837 18,201
U.S. Treasury Long-Term Index
Fund  11,924 552 957 1,631,037 12,592
International Bond Fund (USD
Hedged)  10,750 1,040 684 1,337,658 11,370
Dynamic Global Bond Fund  7,027 509 446 916,309 7,055
Emerging Markets Bond Fund  5,649 297 362 621,092 5,795
High Yield Fund  5,438 252 327 925,766 5,527
Floating Rate Fund  2,038 98 236 204,764 1,902
Total Bond Mutual Funds (Cost $101,267) 95,266
EQUITY MUTUAL FUNDS 76.8%
T. Rowe Price Funds:
Value Fund  55,797 1,414 2,776 1,152,111 57,145
Growth Stock Fund  52,107 1,301 3,935 486,172 51,384
U.S. Large-Cap Core Fund  36,840 935 1,982 858,642 37,411
Equity Index 500 Fund  32,818 2,934 3,092 232,005 34,532
Overseas Stock Fund  27,770 692 1,557 2,006,115 27,965
International Value Equity Fund  26,717 664 1,181 1,467,894 27,273
International Stock Fund  23,795 615 1,189 1,164,972 24,709
Real Assets Fund  22,243 839 1,149 1,490,065 22,798
Mid-Cap Growth Fund  13,165 337 632 122,565 13,450
Mid-Cap Value Fund  12,437 305 768 346,595 12,495
Emerging Markets Discovery Stock
Fund  9,847 248 471 692,188 9,961
Emerging Markets Stock Fund  7,649 449 432 227,551 7,969
Small-Cap Value Fund  7,323 183 349 134,494 7,724
Small-Cap Stock Fund  7,292 167 308 120,193 7,632
New Horizons Fund (2) 5,305 150 293 93,127 5,454
Total Equity Mutual Funds (Cost $250,791) 347,902
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  36 2,750 2,740 463 46
Total Other Mutual Funds (Cost $46) 46

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 9,938 4,749 4,843 9,843,837 9,844
Total Short-Term Investments (Cost $9,844) 9,844
Total Investments in Securities 100.0%
(Cost $361,948) $ 453,058
Other Assets Less Liabilities (0.0)% (205)
Net Assets 100.0% $ 452,853
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (38) $ (35) $ 103
Emerging Markets Bond Fund  (56) 211 93
Emerging Markets Discovery Stock Fund  18 337 —
Emerging Markets Stock Fund  8 303 —
Equity Index 500 Fund  444 1,872 111
Floating Rate Fund  (5) 2 45
Growth Stock Fund  1,597 1,911 —
High Yield Fund  (26) 164 100
International Bond Fund (USD Hedged)  (71) 264 106
International Stock Fund  37 1,488 —
International Value Equity Fund  142 1,073 —
Limited Duration Inflation Focused Bond Fund  (110) 489 30
Mid-Cap Growth Fund  38 580 —
Mid-Cap Value Fund  87 521 —
New Horizons Fund  4 292 —
New Income Fund  (218) 1,302 401
Overseas Stock Fund  167 1,060 —
Real Assets Fund  21 865 —
Small-Cap Stock Fund  24 481 —
Small-Cap Value Fund  14 567 —
Transition Fund  (10) — —
U.S. Large-Cap Core Fund  324 1,618 —
U.S. Treasury Long-Term Index Fund  (304) 1,073 123
Value Fund  331 2,710 —
U.S. Treasury Money Fund, 5.36% — — 127
Totals $ 2,418# $ 19,148 $ 1,239+

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,239 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2040 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F196-054Q1 08/24